Summary of changes in RSUs outstanding (Details) - Restricted Stock Unit Plan [member] - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's outstanding at the beginning of the year	271,780	280,886
Granted during the year	2,417,338
Forfeited during the year
Expired during the year		751,000
Vested during the year	1,466,847	8,355,000
Number of RSU's outstanding at the end of the year	1,222,271	271,780
Vested/exercisable and not exercised		263,115
Business combinations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's outstanding at the beginning of the year
Granted during the year
Forfeited during the year
Expired during the year
Vested during the year
Exercised during the year
Number of RSU's outstanding at the end of the year
Vested/exercisable and not exercised		643,147